Intangible Assets - Summary of Cost and Accumulated Amortization of Intangible Assets (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 2,845	$ 23,080,592
Ending balance	402	23,077,223
Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,116,470	23,116,470
Accumulated depreciation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,113,625	35,878
Amortization expenses	2,443	3,369
Ending balance	23,116,068	39,247
Licences
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	23,073,400
Ending balance	0	23,073,400
Licences | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,073,400	23,073,400
Licences | Accumulated depreciation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,073,400
Ending balance	23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,845	7,192
Ending balance	402	3,823
Computer Software | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	43,070	43,070
Computer Software | Accumulated depreciation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	40,225	35,878
Amortization expenses	2,443	3,369
Ending balance	$ 42,668	$ 39,247